SCHEDULE OF TAX CREDIT PERIOD (Details) (Paranthetical)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Deferred tax expense (income) [abstract]
Corporation tax rate	19.00%	19.00%	19.00%